Employee Benefits - Summary of Expected Future Contribution and Estimated Future Benefit Payments (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2022 INR (₨)
Disclosure of defined benefit plans [abstract]
Expected contribution to the fund during the year ending March 31, 2023	₨ 1,454
Estimated benefit payments from the fund for the year ending March 31, 2023	2,935
Estimated benefit payments from the fund for the year ending March 31, 2024	2,052
Estimated benefit payments from the fund for the year ending March 31, 2025	1,970
Estimated benefit payments from the fund for the year ending March 31, 2026	1,907
Expected benefit payments from the fund for the year ending March 31, 2027	1,920
Thereafter	15,001
Total	₨ 25,785